Fair value measurements - Level 3 Reconciliation (Details) - Unrealized gains (losses) on AFS investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying amount at beginning of year	$ 12,891	$ 12,626	$ 12,493
Realized and unrealized gains (losses) recognized in other comprehensive income	54	265	133
Carrying amount at end of year	12,945	12,891	12,626
Cumulative gain (loss) recognized in other comprehensive income	$ (345)	$ (399)	$ (664)